PROPERTY, PLANT AND EQUIPMENT - Impairment of property, plant and equipment (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Impairment of non-financial assets		R$ 1,591,369	R$ 199,627
Non cash effect on addition in Property Plant and Equipment		537,098	404,707
Brazil
PROPERTY, PLANT AND EQUIPMENT
Impairment of non-financial assets	R$ 1,591,369
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	639,826	639,826	346,147
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	1,533,935	1,533,935	488,533
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	2,787	2,787	711
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	609,823	609,823	562,009
Others
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 13,739	R$ 13,739	R$ 0